Income Taxes (Details) - Schedule of components of the income tax provision ¥ in Thousands, $ in Thousands	6 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Income Taxes (Details) - Schedule of components of the income tax provision [Line Items]
Current | ¥	¥ 746		¥ 564
Deferred | ¥	(2,425)		(3,985)
Total income tax benefit | ¥	¥ (1,679)		¥ (3,421)
US Dollar [Member]
Income Taxes (Details) - Schedule of components of the income tax provision [Line Items]
Current | $		$ 108
Deferred | $		(351)
Total income tax benefit | $		$ (243)